Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio and Value Strategies Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP High Income Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Weaver as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,091	$1,186	$3,234
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income Portfolio ($1,052 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP High Income Portfolio beneficially owned by Mr. Weaver was none.

VIPIS2B-18-02 1.483795.192	June 21, 2018

Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Value Portfolio and Value Strategies Portfolio Investor Class
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP High Income Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Weaver as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,091	$1,186	$3,234
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income Portfolio ($1,052 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP High Income Portfolio beneficially owned by Mr. Weaver was none.

VIPINVB-18-02 1.825687.153	June 21, 2018